10. Deferred and recoverable taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred And Recoverable Taxes Details Three [Abstract]
Income (loss) before income taxes	R$ (482,596)	R$ 70,604	R$ 1,357,788
Income tax and social contribution tax rate	34.00%	34.00%	34.00%
Income at the statutory combined tax rate	R$ 164,083	R$ (24,005)	R$ (461,648)
Adjustments to calculate the effective tax rate:
Equity pick up method	132	185	(435)
Tax income (losses) from wholly-owned subsidiaries	201,043	(106,533)	56,239
Income tax on permanent differences and other	161,815	(65,718)	3,803
Nondeductible expenses, net	0	0	(41,913)
Exchange variation on foreign investments	(173,964)	(20,225)	242,190
Interest attributable to shareholders' equity	6,998	4,817	3,543
Benefit on tax losses and temporary differences constituted (not constituted)	(653,343)	291,002	(60,837)
Use of tax losses in tax installment payment programs(*)	(3,892)	227,690	0
Total income taxes	(297,128)	307,213	(259,058)
Income taxes
Current	(52,139)	(239,846)	(257,944)
Deferred	(244,989)	547,059	(1,114)
Total income taxes	R$ (297,128)	R$ 307,213	R$ (259,058)